Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of carrying amounts of the Corporation's financial assets and liabilities

Information regarding the carrying amounts of the Corporation’s financial assets and liabilities is summarized as follows:

	Fair Value
	Hierarchy	December 31	December 31
	Classification	2019	2018

Fair value through profit or loss
Warrants	Level 2	$40	$24
Embedded derivative - Wheaton agreement	Level 3	$15,160	$9,671

Fair value through other comprehensive loss
Investment in marketable securities	Level 1	$1,289	$736
		$16,489	$10,431

Schedule of corporation's maximum exposure to credit risk at the balance sheet date under its financial instruments

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its obligations. The Corporation’s maximum exposure to credit risk at the balance sheet date under its financial instruments is summarized as follows:

	December 31	December 31
	2019	2018

Trade receivables
Currently due	$5,229	$5,228
Past due by 90 days or less, not impaired	1,082	1,375
Past due by greater than 90 days, not impaired	61	86
	6,372	6,689

Cash	6,313	3,629
Demand deposits	528	4,947
Term deposits	2,777	2,725

	$15,990	$17,990

Schedule of the contractual maturities at the balance sheet date

The Corporation’s financial liabilities are comprised of its accounts payable and accrued liabilities, the contractual maturities of which at the balance sheet date are summarized as follows:

	December 31	December 31
	2019	2018

Accounts payable and accrued liabilities with contractual maturities
Within 90 days or less	$5,143	$7,210
In later than 90 days, not later than one year	—	—

	$5,143	$7,210

Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of risk exposure

The Corporation is exposed to currency risk at the balance sheet date through the following financial assets and liabilities, which are denominated in US dollars:

	December 31	December 31
	2019	2018

Cash and cash equivalents	$588	$1,374
Accounts and other receivable	1,282	917
Accounts payable and accrued liabilities	(925)	(649)
Net exposure	$945	$1,642

Commodity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of risk exposure

	December 31	December 31
	2019	2018

Embedded derivative asset	$15,160	$9,671
Total exposure	$15,160	$9,671